UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 104,429	$ 51,009
Fair value adjustments to hedging financial instruments	13,677	5,497
Fair value adjustments to investment securities classified as available-for-sale	330	(321)
Other comprehensive (loss)/income	(120)	51
Other comprehensive income, net of tax	13,887	5,227
Comprehensive income	$ 118,316	$ 56,236